SHARE-BASED PAYMENT - RSU (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENT
Share-based compensation expense	¥ 59,698	¥ 49,107	¥ 83,122
Restricted Stock Units
SHARE-BASED PAYMENT
Vesting rights percentage	20.00%	20.00%	20.00%
Reacquisition of non-vested shares, consideration	¥ 0	¥ 0	¥ 0
Aggregate fair value of the restricted shares at the grant dates	¥ 140,090
Weighted average grant-date fair value per share of non-vested shares	¥ 21.92
Fair value of vested shares	¥ 19,612	26,079	11,648
Share-based compensation expense	18,548	¥ 16,191	¥ 18,707
Unrecognized compensation cost	¥ 13,888
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized	1 year 4 months 17 days
Weighted average grant date fair value (in RMB per share)	¥ 3.51	¥ 6.88	¥ 21.44
Restricted Shares
Balance at the beginning of the year (in shares)	1,698,300
Granted (in shares)	869,584	100,972	2,034,432
Forfeited (in shares)	(16,000)
Vested (in shares)	(1,616,684)
Balance at the end of the year (in shares)	935,200	1,698,300
Restricted Stock Units | Annual Basis Ending on Fourth Anniversary of Grant Date
SHARE-BASED PAYMENT
Vesting period (in years)	5 years	5 years	5 years
Restricted Stock Units | Maximum
SHARE-BASED PAYMENT
Vesting period (in years)	5 years	5 years	5 years